Dividends and other reserves - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 03, 2025	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Other reserves		$ 502	$ (464)	$ (91)
Capital redemption reserve		4,076	4,082
Hedging reserve surplus/(deficit)		270	121
Exchange reserve deficit		(3,844)	(4,667)
Interest rate risk | Hedges of net investment in foreign operations
Disclosure of reserves within equity [line items]
Hedging reserve surplus/(deficit)		$ (60)	$ 9
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in USD per share)	$ 0.4050	$ 0.4050